Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
		Year Ended December 31,
	2020	2021	2022
	$	$	$

Cayman Islands	3,805	5,652	3,522
U.S.	33,266	34,318	13,144
PRC	5,912	6,368	7,253
BVI	20,873	18,336	12,831
Australia	(35)	(36)	(633)

Loss before income tax	63,821	64,638	36,117

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year Ended December 31,
	2020	2021	2022
	$	$	$

Current income tax	-	3,570	163
Deferred income tax	-	-	-

Income tax expenses	-	3,570	163

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Year Ended December 31,
	2020	2021	2022
	$	$	$

Loss before income tax	63,821	64,638	36,117

Expected income tax benefit	13,403	13,574	7,585
Tax rate difference	(4,653)	(3,796)	(2,253)
Non-deductible expenses	(688)	(788)	812
Research tax credits	641	1,096	1,437
Non-taxable income	120	21	-
Tax preference	-	3,755	(667)
Others	68	(262)	(216)
Current and deferred tax rate differences	-	-	672
R&D super deduction	-	-	389
Interest expenses	-	-	(315)
Change in valuation allowance	(8,891)	(17,170)	(7,607)

Total income tax expenses	-	(3,570)	(163)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,
	2021	2022
	$	$
Deferred tax assets:
Net operating loss carryforward	24,211	26,571
Deferral of tax deduction of R&D expenses	6,757	6,857
Mandatory R&D Capitalization	-	3,819
Share-based compensation	1,482	1,591
Deferred revenue	9,510	8,630
Research tax credits	4,063	5,295
Operating lease liabilities	422	1,043
Accruals and reserves	11	21
Total deferred tax assets	46,456	53,827

Deferred tax liabilities:
Unrealized gain	(37)	(41)
Depreciation	(254)	(346)
Operating lease right-of-use assets	(420)	(1,153)
Total deferred tax liabilities	(711)	(1,540)

Total gross deferred tax assets	45,745	52,287
Less: valuation allowance	(45,745)	(52,287)

Net deferred tax assets	-	-

Summary of Income Tax Contingencies [Table Text Block]
	Year Ended December 31,
	2020	2021	2022
	$	$	$

Beginning balance, as of January 1	956	730	1,065
Additions based on tax positions related to prior tax years	-	283	3,099
Reductions based on tax positions related to prior tax years	(226)	-	(608)
Additions based on tax positions related to current tax year	-	52	78
Ending balance, as of December 31
	730	1,065	3,634